CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	¥ 4,132,357	¥ 3,312,290	¥ 2,327,846
Cost of revenue	(2,695,706)	(2,068,834)	(1,560,988)
Gross profit	1,436,651	1,243,456	766,858
Research and development expenses	(1,353,018)	(1,173,290)	(956,095)
Selling and marketing expenses	(588,380)	(629,488)	(635,673)
General and administrative expenses	(841,685)	(834,917)	(756,681)
Net impairment losses on financial and contract assets	(72,229)	(134,519)	(45,167)
Other income, gains or loss-net	13,921	58,432	(74,254)
Operating loss	(1,404,740)	(1,470,326)	(1,701,012)
Finance income	28,823	77,237	128,261
Finance costs	(76,637)	(150,363)	(174,831)
Finance costs - net	(47,814)	(73,126)	(46,570)
Share of (losses)/gain of associate and joint venture	9,946	(7,802)	(14,854)
Loss before income tax	(1,442,608)	(1,551,254)	(1,762,436)
Income tax benefit	112,095	137,131	74,924
Loss for the year	(1,330,513)	(1,414,123)	(1,687,512)
Loss attributable to:
Owners of the Company	(1,281,699)	(1,353,608)	(1,660,566)
Non-controlling interests	(48,814)	(60,515)	(26,946)
Loss for the year	(1,330,513)	(1,414,123)	(1,687,512)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	(152,542)	(608,427)	78,775
Changes in the fair value of debt instruments measured at fair value through other comprehensive income	(16)	(39)	40
Items that will not be subsequently reclassified to profit or loss
Changes in the fair value of equity investments measured at fair value through other comprehensive income	(1,796)
Other comprehensive income, net of tax	(154,354)	(608,466)	78,815
Total comprehensive loss for the year	(1,484,867)	(2,022,589)	(1,608,697)
Total comprehensive loss attributable to:
Owners of the Company	(1,436,053)	(1,962,074)	(1,581,751)
Non-controlling interests	(48,814)	(60,515)	(26,946)
Total comprehensive loss for the year	¥ (1,484,867)	¥ (2,022,589)	¥ (1,608,697)
Loss per share attributable to owners of the Company (expressed in RMB per share)
Basic and diluted	¥ (1.16)	¥ (1.27)	¥ (1.77)
Loss per ADS attributable to owners of the Company (expressed in RMB per share)
Basic and diluted	¥ (3.47)	¥ (3.81)	¥ (5.30)